UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2014

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

Equity markets performed very well during the six month period ended January 31, 2014.  During this period, volatility remained low and the market continued its upward surge even as the Federal Reserve (the “FED”) signaled that it would begin to taper its easing program in 2014.  The Class A shares of the All Cap Core Fund outperformed the Fund’s benchmarks, returning 9.65% (without the effect of sales charges) while the Russell 3000® Index returned 7.50% and the S&P 500® Index returned 6.85% during the six months ended January 31, 2014.

During the period, several stocks in the Consumer Staples and Financial sectors were the largest contributors to performance, including Safeway Inc. and Assurant Inc.  Performance was hurt, however, by stock selections within Consumer Discretionary such as International Game Technology and GameStop Corp., which both did poorly during the period.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was helped by stock selection in the Consumer Staples, Financials, and Industrials sectors.  The Fund was hurt by stock selection in the Consumer Discretionary sector.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods as they did during the six months ending January 31, 2014, but have shorter periods of time when they do not work.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

Equity markets performed very well during the six month period ended January 31, 2014.  During this period, volatility remained low and the global market continued its upward march.  The Class A shares of the Enhanced Dividend Fund outperformed the Russell 1000® Value Index but underperformed the MSCI All Country World Index.  The Fund returned 5.46% (without the effect of sales charges) while the Russell 1000® Value Index returned 4.63% and the MSCI All Country World Index returned 6.08% during the six months ended January 31, 2014.

During the period, market leading global stocks with high dividend yields did well relative to U.S. large value stocks.  During the period, several stocks in the Consumer Staples and Industrial sectors were the largest positive contributors to performance, including Lorrillard Inc. and Lockheed Martin Corp.  Performance was hurt, however, by an overweight to the Energy Sector, specifically Ecopetrol S.A. which was swung to a loss amid Emerging Market concerns.  Stock selection within the Telecommunications Sector also underperformed lead by Centurylink which had struggled during the period after lowering its outlook.

Selecting securities based on high yield led to a very substantial overweight in the Telecommunications sector, with an average weight of 34.89% versus an average benchmark weight of just 4.09%.  We were also overweight the Energy sector with an average weight of 25.49% versus an average benchmark weight of 9.82%.  We believe these sectors will continue to be crucial drivers of performance because of the outstanding dividend yields and attractive valuations which have been available in these sectors.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields have been very strong performers relative to the overall market in the long run.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

Equity markets performed very well during the six month period ended January 31, 2014.  During this period, volatility remained low and the market continued its upward surge even as the FED signaled that it would begin to taper its easing program in 2014.  The Class A shares of the Small/Mid Cap Growth Fund outperformed the Fund’s benchmark, returning 12.15% (without the effect of sales charges) while the Russell 2500 Growth™ Index returned 10.93% during the six months ended January 31, 2014.

O’Shaughnessy Mutual Funds

During the period, stocks in the Consumer Discretionary and Information Technology sectors were the largest contributors to performance, including Live Nation Entertainment Inc. and several software companies like Tyler Technologies Inc.  Performance was hurt by and underweight to Biotechnology stocks and stock selection within the Chemicals Industry.  Specific names that struggled were BioScrip Inc. which guided its Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) number lower in September and Landec Corporation which missed its Q1 Net Income estimates.

Based on our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund was particularly helped in the Consumer Discretionary sector, where stock selection was very stong and was responsible for a large part of the Fund’s outperformance relative to the Russell 2500 Growth™ Index for the period.  Selection in the Information Technology sector was also strong during the period.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

Global stock markets continued to do well for the six months ended January 31, 2014 — capping off a remarkable run that starting at the beginning of 2013 when the S&P 500® Index finished up 32.4%.  A year of this magnitude does not portend a weak year for the market in 2014.  Historically, following similarly strong years of performance (25%+), the S&P 500® Index — the market for which we have the longest historical data — has done well the following year.  Since 1926, the S&P 500® Index has grown by more than 25% over a 12-month period just 20% of the time.  Following those strong runs, the average return in the next 12-month period has been 10.9%, and the return has been positive on an absolute basis more than 70% of the time.  This data suggests that a good year is not a good reason to sell out of the market.

Because corporate earnings did not grow at nearly the same rate as the overall market, the market has gotten more expensive.  Most of its return for 2013 came from valuation expansion.  Investors were much less fearful this year about risks to the U.S. and global economy, and they priced stocks accordingly.  Notably, U.S. stocks with high dividend yields have grown particularly expensive as investors continue to search for income.  Historically, these stocks trade at a significant 25% average price to earnings discount to the market since 1963.  As of year end 2013, that discount has disappeared and high dividend payers now trade at a roughly +10% premium to the U.S. market.  Our emphasis on valuation has kept us away from these stocks.

Given that market valuations have grown richer, we believe that an emphasis on value and quality in the stock selection process is crucial.  We favor companies trading at discounts to the market which also have high quality earnings and balance sheets.  We believe this emphasis leads to strong positioning when markets get more expensive.  We expect the factors that we use to select stocks to continue to work well in 2014.

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 Growth™ Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The S&P 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Earnings Before Interest, Taxes, Depreciation and Amortization or more commonly called “EBITDA” is an indicator of a company’s financial performance which is calculated as the following:  Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA).  EBITDA is essentially net income with interest, taxes, depreciation, and amortization added back to it, and generally can be used to analyze and compare profitability between companies and industries because it eliminates the effects of financing and accounting decisions.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/13 – 1/31/14).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core Fund and the Enhanced Dividend Fund, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core Fund and the Enhanced Dividend Fund, 0.99% for Class I shares of the All Cap Core Fund and the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2014 (Unaudited)

O’Shaughnessy All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/13	1/31/14	(8/1/13 – 1/31/14)
Class A Actual	$1,000.00	$1,096.50	$ 6.55
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$ 6.31

Class C Actual	$1,000.00	$1,092.30	$10.49
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,015.17	$10.11

Class I Actual	$1,000.00	$1,097.70	$ 5.23
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$ 5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/13	1/31/14	(8/1/13 – 1/31/14)
Class A Actual	$1,000.00	$1,054.60	$ 6.42
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$ 6.31

Class C Actual	$1,000.00	$1,050.80	$10.29
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,015.17	$10.11

Class I Actual	$1,000.00	$1,055.70	$ 5.13
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$ 5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/13	1/31/14	(8/1/13 – 1/31/14)
Class A Actual	$1,000.00	$1,121.50	$7.70
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.95	$7.32

Class I Actual	$1,000.00	$1,122.60	$6.37
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.21	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.61%
	Aerospace & Defense – 4.10%
2,045	Alliant Techsystems, Inc.	$293,866
14,274	The Boeing Co.	1,787,961
55,185	Exelis, Inc.	1,081,074
6,830	Honeywell International, Inc.	623,101
4,036	Huntington Ingalls Industries, Inc.	383,501
5,017	L-3 Communications Holdings, Inc.	557,238
3,785	Lockheed Martin Corp.	571,194
2,138	Northrop Grumman Corp.	247,046
		5,544,981
	Airlines – 1.28%
5,574	Alaska Air Group, Inc.	440,736
24,120	Delta Air Lines, Inc.	738,313
18,850	Southwest Airlines Co.	394,908
3,452	Spirit Airlines, Inc.*	161,899
		1,735,856
	Auto Components – 0.74%
4,345	Delphi Automotive PLC#	264,567
3,322	Drew Industries, Inc.	159,755
12,711	The Goodyear Tire & Rubber Co.	300,742
4,064	Standard Motor Products, Inc.	132,933
2,521	Tenneco, Inc.*	143,294
		1,001,291
	Beverages – 0.83%
26,074	Coca-Cola Enterprises, Inc.	1,128,743

	Biotechnology – 1.73%
4,035	Biogen Idec, Inc.*	1,261,502
13,299	Gilead Sciences, Inc.*	1,072,564
		2,334,066
	Building Products – 0.99%
7,912	A.O. Smith Corp.	373,605
32,411	AAON, Inc.	961,310
		1,334,915
	Capital Markets – 2.48%
24,645	Ameriprise Financial, Inc.	2,603,498
3,656	The Goldman Sachs Group, Inc.	600,023
781	Virtus Investment Partners, Inc.*	142,345
		3,345,866
	Chemicals – 1.49%
3,289	The Dow Chemical Co.	149,682
23,604	Huntsman Corp.	517,400
443	NewMarket Corp.	148,343
6,720	PolyOne Corp.	238,963
5,246	PPG Industries, Inc.	956,661
		2,011,049

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 0.58%
9,109	The ADT Corp.	$273,634
3,766	Deluxe Corp.	182,839
22,208	Steelcase, Inc. – Class A	328,012
		784,485
	Communications Equipment – 1.17%
5,652	Black Box Corp.	154,921
22,256	Motorola Solutions, Inc.	1,419,933
		1,574,854
	Computers & Peripherals – 4.87%
4,479	Electronics for Imaging, Inc.*	189,775
8,715	Lexmark International, Inc. – Class A	341,541
110,210	Seagate Technology PLC#	5,825,701
2,543	Western Digital Corp.	219,130
		6,576,147
	Construction & Engineering – 0.37%
9,186	AECOM Technology Corp.*	263,363
6,550	MasTec, Inc.*	235,407
		498,770
	Consumer Finance – 2.94%
32,096	American Express Co.	2,728,802
54,668	SLM Corp.	1,244,244
		3,973,046
	Containers & Packaging – 0.31%
13,096	Owens-Illinois, Inc.*	419,596

	Diversified Consumer Services – 1.81%
29,996	Apollo Education Group, Inc.*	968,571
27,652	H&R Block, Inc.	840,621
2,275	Outerwall, Inc.*	146,305
13,991	Strayer Education, Inc.*	489,125
		2,444,622
	Diversified Financial Services – 0.79%
4,336	CBOE Holdings, Inc.	225,559
11,002	Mcgraw Hill Financial, Inc.	836,592
		1,062,151
	Diversified Telecommunication Services – 5.92%
143,127	AT&T, Inc.	4,768,992
12,683	CenturyLink, Inc.	366,031
540,642	Vonage Holdings Corp.*	2,492,360
49,426	Windstream Holdings, Inc.	369,706
		7,997,089
	Electric Utilities – 0.10%
4,615	Portland General Electric Co.	139,281

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment – 1.28%
2,909	EnerSys, Inc.	$197,987
13,263	Thermo Fisher Scientific, Inc.	1,527,102
		1,725,089
	Electronic Equipment, Instruments & Components – 0.30%
6,283	Insight Enterprises, Inc.*	132,571
5,160	Tech Data Corp.*	278,227
		410,798
	Energy Equipment & Services – 0.25%
10,801	Basic Energy Services, Inc.*	185,021
5,809	Patterson-UTI Energy, Inc.	149,233
		334,254
	Food & Staples Retailing – 4.20%
7,346	The Andersons, Inc.	607,808
64,397	The Kroger Co.	2,324,732
73,149	Safeway, Inc.	2,285,175
6,073	Wal-Mart Stores, Inc.	453,532
		5,671,247
	Food Products – 1.17%
2,037	The Hershey Co.	202,478
3,316	Post Holdings, Inc.*	177,505
13,330	Seneca Foods Corp. – Class A*	387,503
21,755	Tyson Foods, Inc. – Class A	813,637
		1,581,123
	Gas Utilities – 0.46%
14,360	UGI Corp.	623,080

	Health Care Equipment & Supplies – 0.76%
16,994	St. Jude Medical, Inc.	1,032,046

	Health Care Providers & Services – 3.48%
24,896	AmerisourceBergen Corp.	1,673,509
9,374	Cigna Corp.	809,070
3,029	Corvel Corp.*	143,453
5,301	ExamWorks Group, Inc.*	163,218
23,758	LHC Group, Inc.*	545,009
11,256	Magellan Health Services, Inc.*	673,446
1,299	McKesson Corp.	226,559
2,837	Omnicare, Inc.	177,199
26,512	Select Medical Holdings Corp.	286,330
		4,697,793
	Hotels, Restaurants & Leisure – 2.74%
1,926	DineEquity, Inc.	149,862
54,800	International Game Technology	790,764
10,772	Ruth’s Hospitality Group, Inc.	141,005

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
26,334	Sonic Corp.*	$468,482
13,442	Starbucks Corp.	955,995
5,533	Wynn Resorts Ltd.	1,202,985
		3,709,093
	Household Durables – 2.01%
9,983	Leggett & Platt, Inc.	299,690
5,161	Mohawk Industries, Inc.*	733,791
50,009	Newell Rubbermaid, Inc.	1,545,278
3,847	Universal Electronics, Inc.*	137,492
		2,716,251
	Household Products – 0.26%
4,612	Spectrum Brands Holdings, Inc.	347,053

	Independent Power Producers & Energy Traders – 0.10%
9,744	AES Corp.	137,001

	Industrial Conglomerates – 1.35%
72,761	General Electric Co.	1,828,484

	Insurance – 5.99%
4,675	Aflac, Inc.	293,496
29,327	The Allstate Corp.	1,501,542
41,976	Assurant, Inc.	2,743,132
6,742	MetLife, Inc.	330,695
39,789	The Travelers Companies, Inc.	3,234,050
		8,102,915
	Internet Software & Services – 2.01%
1,706	CoStar Group, Inc.*	293,500
67,157	Yahoo!, Inc.*	2,418,995
		2,712,495
	IT Services – 3.17%
3,773	Acxiom Corp.*	135,677
1,883	CACI International, Inc. – Class A*	139,380
1,470	International Business Machines Corp.	259,720
2,844	Leidos Holdings, Inc.	128,947
22,510	Mastercard, Inc. – Class A	1,703,557
3,925	Science Applications International Corp.	145,264
115,461	The Western Union Co.	1,778,099
		4,290,644
	Life Sciences Tools & Services – 0.15%
4,285	PAREXEL International Corp.*	209,151

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Machinery – 2.34%
28,568	Flowserve Corp.	$2,066,323
1,659	Hyster-Yale Materials Handling, Inc.	142,276
8,776	Ingersoll-Rand PLC#	515,941
1,750	L.B. Foster Co. – Class A	75,355
6,621	Oshkosh Corp.	358,461
		3,158,356
	Media – 7.34%
10,811	Comcast Corp. – Class A	588,659
46,009	DIRECTV*	3,194,405
815	Graham Holdings Co. – Class B*	510,239
19,918	Lions Gate Entertainment Corp.#	643,949
32,732	Live Nation Entertainment, Inc.*	696,210
80,535	Twenty-First Century Fox, Inc. – Class A	2,562,624
20,979	Viacom, Inc – Class B	1,722,376
		9,918,462
	Oil, Gas & Consumable Fuels – 6.18%
51,690	Exxon Mobil Corp.	4,763,750
20,143	Marathon Petroleum Corp.	1,753,448
38,945	PBF Energy, Inc. – Class A	1,009,844
2,859	SemGroup Corp. – Class A	176,572
2,732	Tesoro Corp.	140,753
13,048	Western Refining, Inc.	510,307
		8,354,674
	Paper & Forest Products – 1.05%
11,025	Domtar Corp.	1,184,195
5,106	Schweitzer-Mauduit International, Inc.	235,540
		1,419,735
	Personal Products – 0.24%
10,082	Inter Parfums, Inc.	328,068

	Pharmaceuticals – 5.15%
5,485	AbbVie, Inc.	270,027
7,247	Bristol-Myers Squibb Co.	362,133
8,086	Eli Lilly & Co.	436,725
1,846	Johnson & Johnson	163,316
182,681	Pfizer, Inc.	5,553,502
1,859	Salix Pharmaceuticals Ltd.*	180,955
		6,966,658
	Professional Services – 4.94%
16,309	Barrett Business Services, Inc.	1,278,789
46,494	Dun & Bradstreet Corp.	5,114,340
6,726	Robert Half International, Inc.	281,012
		6,674,141

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail – 0.56%
753	AMERCO	$167,716
8,519	Avis Budget Group, Inc.*	321,251
7,800	Saia, Inc.*	262,548
		751,515
	Semiconductors & Semiconductor Equipment – 1.27%
18,995	Lam Research Corp.*	961,337
12,409	Magnachip Semiconductor Corp.*	196,186
35,312	NVIDIA Corp.	554,398
		1,711,921
	Software – 0.51%
3,863	Blackbaud, Inc.	133,119
1,782	CommVault Systems, Inc.*	123,083
4,089	Tyler Technologies, Inc.*	431,185
		687,387
	Specialty Retail – 6.15%
9,597	Abercrombie & Fitch Co. – Class A	339,542
67,131	GameStop Corp. – Class A	2,354,284
16,906	Haverty Furniture Companies, Inc.	470,325
43,961	Home Depot, Inc.	3,378,403
5,183	Lowe’s Companies, Inc.	239,921
1,894	O’Reilly Automotive, Inc.*	248,076
4,017	Ross Stores, Inc.	272,794
2,733	The Sherwin-Williams Co.	500,850
8,956	The TJX Companies, Inc.	513,716
		8,317,911
	Textiles, Apparel & Luxury Goods – 0.70%
4,795	Hanesbrands, Inc.	341,116
8,348	Nike, Inc. – Class B	608,152
		949,268
	Total Common Stocks (Cost $112,586,806)	133,273,421

	Total Investments in Securities (Cost $112,586,806) – 98.61%	133,273,421
	Other Assets in Excess of Liabilities – 1.39%	1,884,459
	Net Assets – 100.00%	$135,157,880

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS – 93.88%
	Aerospace & Defense – 7.58%
161,750	BAE Systems PLC – ADR	$4,613,110
31,432	Lockheed Martin Corp.	4,743,403
6,182	Raytheon Co.	587,723
		9,944,236
	Chemicals – 1.66%
69,517	Potash Corporation of Saskatchewan, Inc. – ADR	2,177,272

	Commercial Banks – 3.98%
85,533	Bank of Montreal#	5,224,356

	Computers & Peripherals – 1.40%
34,641	Seagate Technology PLC#	1,831,123

	Diversified Telecommunication Services – 20.15%
76,050	AT&T, Inc.	2,533,986
64,168	BCE, Inc.#	2,693,131
149,704	CenturyLink, Inc.	4,320,457
324,156	Deutsche Telekom AG – ADR	5,241,603
43,230	KT Corp. – ADR*	611,705
402,551	Orange S.A. – ADR	4,983,581
1,909	Telenor ASA – ADR	119,885
213,275	Telstra Corp., Ltd. – ADR	4,802,953
3,939	TELUS Corp.#	137,432
20,236	Verizon Communications, Inc.	971,733
		26,416,466
	Energy Equipment & Services – 2.75%
18,181	Ensco PLC – Class A#	915,777
62,109	Transocean Ltd.#	2,688,078
		3,603,855
	Insurance – 3.79%
19,002	AXA S.A. – ADR	499,943
63,609	Sun Life Financial, Inc.#	2,095,917
27,388	Swiss Re AG – ADR	2,367,966
		4,963,826
	Media – 2.51%
148,899	Shaw Communications, Inc. – Class B	3,283,223

	Metals & Mining – 2.26%
22,658	BHP Billiton PLC – ADR	1,335,916
117,261	Companhia Siderurgica Nacional S.A. – ADR	542,918
7,463	Freeport-McMoRan Copper & Gold, Inc.	241,876
38,986	Newmont Mining Corp.	842,098
		2,962,808

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Office Electronics – 1.74%
78,232	Canon, Inc. – ADR	$2,282,027

	Oil, Gas & Consumable Fuels – 23.88%
96,842	BP PLC – ADR	4,540,921
280,275	Canadian Oil Sands Ltd.#	5,050,556
8,027	China Petroleum & Chemical Corp. – ADR	632,768
31,791	ConocoPhillips	2,064,825
118,008	Ecopetrol S.A. – ADR	4,042,954
68,172	ENI S.p.A. – ADR	3,095,009
398,204	Gazprom OAO – ADR*	3,309,075
28,902	Husky Energy, Inc.#	858,389
43,886	Royal Dutch Shell PLC – ADR	3,032,523
11,609	Sasol Ltd. – ADR	559,438
68,982	Total S.A. – ADR	3,943,701
24,707	Yanzhou Coal Mining Co., Ltd. – ADR	183,820
		31,313,979
	Pharmaceuticals – 6.46%
102,979	AstraZeneca PLC – ADR	6,539,166
18,208	Eisai Co., Ltd. – ADR*	695,546
22,912	Eli Lilly & Co.	1,237,477
		8,472,189
	Semiconductors & Semiconductor Equipment – 1.20%
63,949	Intel Corp.	1,569,308

	Software – 0.80%
32,774	CA, Inc.	1,051,390

	Tobacco – 4.65%
53,346	Altria Group, Inc.	1,878,846
85,750	Lorillard, Inc.	4,220,615
		6,099,461
	Trading Companies & Distributors – 0.67%
3,293	Mitsui & Co., Ltd. – ADR*	884,401

	Wireless Telecommunication Services – 8.40%
28,532	China Mobile Ltd. – ADR	1,365,256
64,781	Mobile Telesystems – ADR	1,117,472
238,120	NTT DoCoMo, Inc. – ADR	3,809,920
8,714	Rogers Communications, Inc. – Class B#	366,337
117,480	Vodafone Group PLC – ADR	4,353,809
		11,012,794
	Total Common Stocks (Cost $117,056,706)	123,092,714

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	PREFERRED STOCKS – 3.70%
	Diversified Telecommunication Services – 3.70%
255,291	Telefonica Brasil S.A. – ADR	$4,850,529
	Total Preferred Stocks (Cost $5,851,665)	4,850,529

	Total Investments in Securities (Cost $122,908,371) – 97.58%	127,943,243
	Other Assets in Excess of Liabilities – 2.42%	3,178,715
	Net Assets – 100.00%	$131,121,958

*	Non–income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Country Allocation
Country	% of Net Assets
United States	22.4%
United Kingdom	16.9%
Canada	16.7%
France	7.2%
Japan	5.9%
Brazil	4.1%
Germany	4.0%
Switzerland	3.9%
Australia	3.7%
Russian Federation	3.4%
Colombia	3.1%
Italy	2.4%
Netherlands	2.3%
Ireland	1.4%
Hong Kong	1.0%
China	0.6%
Republic of Korea	0.5%
South Africa	0.4%
Norway	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.05%
	Aerospace & Defense – 4.02%
1,533	Alliant Techsystems, Inc.	$220,292
543	Curtiss-Wright Corp.	33,351
735	Erickson Air-Crane, Inc.*	14,200
3,306	Exelis, Inc.	64,765
963	Huntington Ingalls Industries, Inc.	91,504
429	Spirit Aerosystems Holdings, Inc. – Class A*	14,547
		438,659
	Airlines – 1.68%
966	Alaska Air Group, Inc.	76,382
182	Allegiant Travel Co.	16,575
436	Copa Holdings S.A. – Class A#	56,985
722	Spirit Airlines, Inc.*	33,862
		183,804
	Auto Components – 3.58%
661	Drew Industries, Inc.	31,788
1,614	Gentex Corp.	52,277
1,427	The Goodyear Tire & Rubber Co.	33,763
267	Lear Corp.	19,312
3,400	Modine Manufacturing Co.*	44,540
1,840	Standard Motor Products, Inc.	60,186
2,670	Valeo – ADR	149,120
		390,986
	Biotechnology – 0.38%
402	United Therapeutics Corp.*	41,253

	Building Materials – 0.26%
323	Lennox International, Inc.	27,959

	Building Products – 4.78%
2,968	A.O. Smith Corp.	140,149
7,154	AAON, Inc.	212,188
920	Apogee Enterprises, Inc.	31,096
1,775	Fortune Brands Home & Security, Inc.	79,982
4,567	PGT, Inc.*	48,776
143	Trex Co., Inc.*	10,057
		522,248
	Capital Markets – 0.79%
3,036	FXMC, Inc. – Class A	52,037
531	SEI Investments Co.	18,086
248	Waddell & Reed Financial, Inc.	16,075
		86,198
	Chemicals – 1.13%
1,950	FutureFuel Corp.	31,902
946	PolyOne Corp.	33,640

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
648	Quaker Chemical Corp.	$44,783
214	Stepan Co.	13,565
		123,890
	Commercial Services & Supplies – 4.75%
266	Avery Dennison Corp.	13,106
1,345	Deluxe Corp.	65,300
1,641	G & K Services, Inc. – Class A	91,715
804	KAR Auction Services, Inc.	22,367
2,956	R.R. Donnelley & Sons Co.	54,597
3,526	Steelcase, Inc. – Class A	52,079
2,486	U.S. Ecology, Inc.	88,899
1,237	UniFirst Corp.	130,875
		518,938
	Communications Equipment – 0.60%
277	EchoStar Corp. – Class A*	13,027
2,357	Ituran Location And Control Ltd.#	52,325
		65,352
	Computers & Peripherals – 2.01%
4,591	Electronics for Imaging, Inc.*	194,521
1,583	Logitech International S.A.	24,948
		219,469
	Construction & Engineering – 0.92%
1,001	Comfort Systems USA, Inc.	17,057
1,238	EMCOR Group, Inc.	52,627
858	MasTec, Inc.*	30,837
		100,521
	Construction Materials – 0.49%
1,192	Caesarstone Sdot-Yam Ltd.#	54,021

	Containers & Packaging – 2.52%
3,885	Packaging Corp of America	250,971
234	Rock Tenn Co. – Class A	23,746
		274,717
	Diversified Consumer Services – 4.80%
10,236	China Distance Education Holdings Ltd. – ADR	206,870
1,857	H&R Block, Inc.	56,453
916	New Oriental Education & Technology Group, Inc. – ADR	26,875
7,229	TAL Education Group – ADR*	173,135
9,343	Xueda Education Group – ADR*	61,290
		524,623
	Diversified Financial Services – 0.84%
1,757	CBOE Holdings, Inc.	91,399

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 1.48%
6,060	IDT Corp. – Class B	$103,020
3,096	Lumos Networks Corp.	58,855
		161,875
	Electrical Equipment – 1.05%
400	Acuity Brands, Inc.	50,816
254	AZZ, Inc.	10,620
779	EnerSys, Inc.	53,019
		114,455
	Electronic Equipment, Instruments & Components – 0.73%
717	Benchmark Electronics, Inc.*	16,297
1,755	Flextronics International Ltd.*#	14,303
1,472	Methode Electronics, Inc.	49,548
		80,148
	Energy Equipment & Services – 0.93%
105	Core Laboratories N.V.#	18,787
126	Helmerich & Payne, Inc.	11,093
720	Matrix Service Co.*	18,922
789	Patterson-UTI Energy, Inc.	20,269
1,558	Tesco Corp.*	32,905
		101,976
	Food & Staples Retailing – 2.05%
1,461	The Andersons, Inc.	120,883
3,391	Ingles Markets, Inc. – Class A	92,167
466	Spartan Stores, Inc.	10,527
		223,577
	Food Products – 1.07%
524	Industrias Bachoco S.A.B. de C.V. – ADR	22,207
819	Post Holdings, Inc.*	43,841
369	Sanderson Farms, Inc.	27,435
628	Tyson Foods, Inc. – Class A	23,487
		116,970
	Health Care Equipment & Supplies – 0.95%
768	Anika Therapeutics, Inc.*	25,551
1,299	Masimo Corp.*	37,996
850	West Pharmaceutical Services, Inc.	40,333
		103,880
	Health Care Providers & Services – 5.04%
1,053	Addus HomeCare Corp.*	24,893
1,388	AMN Healthcare Services, Inc.*	20,973
621	Community Health Systems Inc.*	25,716
4,007	Corvel Corp.*	189,772
2,018	ExamWorks Group, Inc.*	62,134
1,140	Healthways, Inc.*	17,453

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
2,348	Omnicare, Inc.	$146,656
765	Universal Health Services, Inc. – Class B	62,745
		550,342
	Health Care Technology – 0.15%
634	Omnicell, Inc.*	16,370

	Hotels, Restaurants & Leisure – 6.53%
1,083	Cracker Barrel Old Country Store, Inc.	107,228
757	International Game Technology	10,924
1,170	Jack in the Box, Inc.*	59,167
617	Multimedia Games Holding Co., Inc.*	19,596
604	Popeyes La Kitchen, Inc.*	24,311
2,842	Red Robin Gourmet Burgers, Inc.*	183,110
8,803	Ruth’s Hospitality Group, Inc.	115,231
8,232	Sonic Corp.*	146,447
1,951	Texas Roadhouse, Inc.	47,312
		713,326
	Household Durables – 2.86%
1,293	CSS Industries, Inc.	34,652
198	Helen of Troy Ltd.*	10,898
320	Jarden Corp.*	19,344
612	La-Z-Boy, Inc.	16,475
631	Leggett & Platt, Inc.	18,943
660	Mohawk Industries, Inc.*	93,839
2,092	Newell Rubbermaid, Inc.	64,643
555	Tupperware Brands Corp.	43,490
282	Universal Electronics, Inc.*	10,079
		312,363
	Industrial Conglomerates – 0.18%
258	Carlisle Companies, Inc.	19,229

	Internet & Catalog Retail – 0.18%
1,385	NutriSystem, Inc.	19,695

	Internet Software & Services – 1.46%
1,891	comScore, Inc.*	51,832
185	CoStar Group, Inc.*	31,827
157	IAC/InterActiveCorp.	10,996
1,546	Internet Initiative Japan, Inc. – ADR*	18,830
112	Open Text Corp.	11,077
1,097	Reis, Inc.*	19,527
702	ValueClick, Inc.*	15,093
		159,182

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	IT Services – 4.48%
2,143	Acxiom Corp.*	$77,062
1,095	Broadridge Financial Solutions, Inc.	39,738
616	Cass Information Systems, Inc.	33,338
859	CSG Systems International, Inc.	25,736
3,876	Euronet Worldwide, Inc.*	166,125
135	FleetCor Technologies, Inc.*	14,353
810	Sykes Enterprises, Inc.*	16,978
473	TeleTech Holdings, Inc.*	10,321
4,904	WNS Holdings Ltd. – ADR*	105,583
		489,234
	Leisure Equipment & Products – 0.46%
662	Brunswick Corp.	27,447
1,712	Smith & Wesson Holding Corp.*	22,410
		49,857
	Life Sciences Tools & Services – 1.93%
1,139	Albany Molecular Research, Inc.*	12,187
610	Covance, Inc.*	57,682
517	ICON PLC*#	21,719
618	PAREXEL International Corp.*	30,165
2,548	WuXi PharmaTech Cayman, Inc. – ADR*	88,925
		210,678
	Machinery – 4.32%
1,325	Albany International Corp. – Class A	45,805
977	Briggs & Stratton Corp.	20,585
2,520	CIRCOR International, Inc.	181,490
828	Columbus Mckinnon Corp.*	20,468
301	Conrad Inds, Inc.	11,351
906	The Greenbrier Companies, Inc.*	33,241
658	Kadant, Inc.	23,629
4,453	NN, Inc.	78,774
644	Oshkosh Corp.	34,866
378	Trinity Industries, Inc.	22,011
		472,220
	Marine – 0.43%
3,377	Navios Maritime Holdings, Inc.#	32,014
671	Seaspan Corp.#	14,930
		46,944
	Media – 5.38%
237	Charter Communications, Inc. – Class A*	32,469
204	Graham Holdings Co. – Class B*	127,716
2,650	Lions Gate Entertainment Corp.#	85,675
8,331	Live Nation Entertainment, Inc.*	177,200
4,657	MDC Partners, Inc. – Class A#	111,908
2,678	Regal Entertainment Group – Class A	52,221
		587,189

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 1.42%
864	Delek US Holdings, Inc.	$26,179
491	SemGroup Corp. – Class A	30,324
358	SM Energy Co.	29,628
1,673	StealthGas, Inc.*#	16,061
314	Targa Resources Corp.	28,351
619	Western Refining, Inc.	24,209
		154,752
	Paper & Forest Products – 0.45%
1,067	Schweitzer-Mauduit International, Inc.	49,221

	Personal Products – 1.01%
2,729	Inter Parfums, Inc.	88,802
249	Nu Skin Enterprises, Inc. – Class A	21,202
		110,004
	Pharmaceuticals – 2.62%
1,444	Jazz Pharmaceuticals PLC*#	218,997
690	Salix Pharmaceuticals Ltd.*	67,165
		286,162
	Professional Services – 3.46%
2,272	Barrett Business Services, Inc.	178,148
1,058	Huron Consulting Group, Inc.*	70,082
1,018	Navigant Consulting, Inc.*	17,886
7,465	Pendrell Corp.*	10,899
860	Towers Watson & Co. – Class A	100,551
		377,566
	Road & Rail – 1.14%
249	AMERCO	55,460
1,845	Avis Budget Group, Inc.*	69,575
		125,035
	Semiconductors & Semiconductor Equipment – 1.22%
1,334	Exar Corp.*	14,687
1,549	Marvell Technology Group Ltd.	23,127
8,399	Ultra Clean Hldgs, Inc.*	96,001
		133,815
	Software – 6.19%
1,084	Advent Software, Inc.	35,620
364	Blackbaud, Inc.	12,543
4,684	Callidus Software, Inc.*	68,714
995	Electronic Arts, Inc.*	26,268
327	ePlus, Inc.*	17,638
4,846	Magic Software Enterprises Ltd.#	38,816
5,076	Manhattan Associates, Inc.*	171,163
1,949	Monotype Imaging Holdings, Inc.	56,852
1,187	Perfect World Co. Ltd. – ADR	22,968

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
668	PTC, Inc.*	$23,834
1,807	Tyler Technologies, Inc.*	190,548
242	Verint Systems, Inc.*	10,996
		675,960
	Specialty Retail – 1.10%
1,071	Brown Shoe Co., Inc.	25,361
507	Destination Maternity Corp.	13,603
1,492	Haverty Furniture Companies, Inc.	41,507
1,403	Kirkland’s, Inc.*	26,418
657	Stage Stores, Inc.	12,877
		119,766
	Textiles, Apparel & Luxury Goods – 2.63%
264	Carter’s, Inc.	17,754
768	G-III Apparel Group Ltd.*	53,737
2,369	Hanesbrands, Inc.	168,531
1,261	Iconix Brand Group, Inc.*	46,909
		286,931
	Trading Companies & Distributors – 1.40%
7,172	Aceto Corp.	152,907

	Transportation Infrastructure – 0.99%
1,841	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. – ADR	45,694
360	Grupo Aeroportuario del Pacifico S.A.B. de C.V. – ADR	19,508
385	Grupo Aeroportuario del Sureste S.A.B. de C.V. – ADR	43,359
		108,561
	Wireless Telecommunication Services – 0.21%
520	United States Cellular Corp.	23,031
	Total Common Stocks (Cost $9,224,139)	10,817,258

	Total Investments in Securities (Cost $9,224,139) – 99.05%	10,817,258
	Other Assets in Excess of Liabilities – 0.95%	103,347
	Net Assets – 100.00%	$10,920,605

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2014 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $112,586,806,
$122,908,371, and $9,224,139, respectively)	$133,273,421	$127,943,243	$10,817,258
Cash	1,992,108	2,973,289	242,958
Receivables:
Securities sold	—	2,726,733	782,580
Fund shares issued	123,873	783,580	—
Dividends	87,568	288,447	3,151
Dividend tax reclaim	99	19,576	13
Due from Advisor (Note 4)	—	—	6,491
Prepaid expenses	10,344	13,183	4,871
Total assets	135,487,413	134,748,051	11,857,322
LIABILITIES
Payables:
Securities purchased	—	3,250,591	859,522
Distributions payable	—	4,214	—
Fund shares redeemed	38,830	101,268	—
Administration fees	16,525	16,525	13,980
Audit fees	9,912	9,912	9,830
Transfer agent fees and expenses	21,856	18,804	10,806
Due to Advisor (Note 4)	92,589	86,824	—
Custody fees	5,866	5,183	5,507
Legal fees	5,455	4,914	5,412
Fund accounting fees	17,305	16,025	15,329
Chief Compliance Officer fee	2,700	2,700	2,700
Distribution fees	112,512	106,194	10,561
Shareholder reporting	3,608	1,308	1,506
Accrued other expenses	2,375	1,631	1,564
Total liabilities	329,533	3,626,093	936,717
NET ASSETS	$135,157,880	$131,121,958	$10,920,605

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2014 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$5,181,978	$21,162,586	$4,222,053
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	320,869	1,705,641	270,724
Net asset value and redemption price per share	$16.15	$12.41	$15.60
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$17.04	$13.09	$16.46
Class C Shares
Net assets applicable to shares outstanding	$8,921,727	$6,862,483	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	563,384	556,620	—
Net asset value and offering
price per share (Note 1)	$15.84	$12.33	—
Class I Shares
Net assets applicable to shares outstanding	$121,054,175	$103,096,889	$6,698,552
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	7,517,718	8,281,697	425,600
Net asset value, offering and
redemption price per share	$16.10	$12.45	$15.74
COMPONENTS OF NET ASSETS
Paid-in capital	$106,897,574	$125,123,338	$8,405,345
Undistributed net investment income/(loss)	(23,091)	41,575	(14,132)
Accumulated net realized gain on investments	7,596,782	921,998	936,273
Net unrealized appreciation of investments	20,686,615	5,035,047	1,593,119
Net assets	$135,157,880	$131,121,958	$10,920,605

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2014 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $149, $244,485, and $1,072, respectively)	$1,279,044	$2,114,116	$64,807
Total income	1,279,044	2,114,116	64,807
Expenses
Advisory fees (Note 4)	370,466	369,932	32,375
Distribution fees – Class A (Note 5)	5,888	22,939	4,945
Distribution fees – Class C (Note 5)	42,518	34,418	—
Transfer agent fees and expenses (Note 4)	32,552	29,950	15,658
Fund accounting fees (Note 4)	25,737	23,829	22,817
Administration fees (Note 4)	24,702	24,702	20,878
Registration fees	21,110	23,305	12,918
Audit fees	9,812	9,812	9,830
Custody fees (Note 4)	7,493	6,815	7,464
Legal fees	6,132	5,516	4,991
Miscellaneous expense	5,284	4,429	2,819
Chief Compliance Officer fee (Note 4)	4,033	4,033	4,033
Trustee fees	3,724	3,065	2,321
Reports to shareholders	3,099	1,739	612
Insurance expense	2,793	1,945	1,159
Total expenses	565,343	566,429	142,820
Advisory fee recoupment or waiver
and expense reimbursement (Note 4)	149,903	54,363	(73,664)
Net expenses	715,246	620,792	69,156
Net investment income/(loss)	563,798	1,493,324	(4,349)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	13,156,866	1,487,084	1,405,572
Net change in unrealized
appreciation on investments	(1,504,760)	1,540,946	(182,764)
Net realized and unrealized
gain on investments	11,652,106	3,028,030	1,222,808
Net increase in net assets
resulting from operations	$12,215,904	$4,521,354	$1,218,459

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$563,798	$1,565,790
Net realized gain on investments	13,156,866	5,571,232
Net change in unrealized appreciation on investments	(1,504,760)	18,071,246
Net increase in net assets resulting from operations	12,215,904	25,208,268

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(36,547)	(46,854)
Class C Shares	(20,358)	(48,592)
Class I Shares	(1,192,856)	(1,282,967)
From net realized gain on investments
Class A Shares	(348,840)	—
Class C Shares	(710,126)	—
Class I Shares	(8,934,377)	—
Total distributions to shareholders	(11,243,104)	(1,378,413)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	8,276,270	39,028,956
Total increase in net assets	9,249,070	62,858,811

NET ASSETS
Beginning of period	125,908,810	63,049,999
End of period	$135,157,880	$125,908,810
Includes undistributed net investment income/(loss) of	$(23,091)	$662,872

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
Class A Shares
Net proceeds from shares sold	$845,157	$931,267
Distributions reinvested	379,517	45,934
Payment for shares redeemed	(257,242)	(1,425,289)+
Net increase/(decrease) in net assets from capital share transactions	$967,432	$(448,088)
+ Net of redemption fees of	$—	$1,112

Class C Shares
Net proceeds from shares sold	$2,098,317	$640,401
Distributions reinvested	730,484	48,592
Payment for shares redeemed	(1,358,138)+	(1,483,861)+
Net increase/(decrease) in net assets from capital share transactions	$1,470,663	$(794,868)
+ Net of redemption fees of	$500	$117

Class I Shares
Net proceeds from shares sold	$10,921,853	$51,521,091
Distributions reinvested	7,896,348	1,090,769
Payment for shares redeemed	(12,980,026)+	(12,339,948)+
Net increase in net assets from capital share transactions	$5,838,175	$40,271,912
+ Net of redemption fees of	$820	$4,498
	$8,276,270	$39,028,956

Class A Shares
Shares sold	50,185	66,934
Shares issued on reinvestment of distributions	23,326	3,580
Shares redeemed	(15,640)	(105,016)
Net increase/(decrease) in shares outstanding	57,871	(34,502)

Class C Shares
Shares sold	124,558	46,842
Shares issued on reinvestment of distributions	45,741	3,848
Shares redeemed	(84,638)	(104,595)
Net increase/(decrease) in shares outstanding	85,661	(53,905)

Class I Shares
Shares sold	656,839	3,814,296
Shares issued on reinvestment of distributions	487,128	85,350
Shares redeemed	(785,896)	(858,499)
Net increase in shares outstanding	358,071	3,041,147
	501,603	2,952,740

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,493,324	$1,967,978
Net realized gain on investments	1,487,084	1,026,223
Net change in unrealized
appreciation/(depreciation) on investments	1,540,946	3,526,604
Net increase in net assets
resulting from operations	4,521,354	6,520,805

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(221,951)	(305,600)
Class C Shares	(63,228)	(153,533)
Class I Shares	(1,166,570)	(1,528,023)
From net realized gain on investments
Class A Shares	(6,637)	—
Class C Shares	(2,444)	—
Class I Shares	(34,853)	—
Total distributions to shareholders	(1,495,683)	(1,987,156)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	34,752,667	58,384,822
Total increase in net assets	37,778,338	62,918,471

NET ASSETS
Beginning of period	93,343,620	30,425,149
End of period	$131,121,958	$93,343,620
Includes undistributed net investment income of	$41,575	$—

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
Class A Shares
Net proceeds from shares sold	$6,594,952	$10,796,399
Distributions reinvested	213,975	286,882
Payment for shares redeemed	(1,209,670)+	(1,684,174)+
Net increase in net assets from capital share transactions	$5,599,257	$9,399,107
+ Net of redemption fees of	$374	$3,036

Class C Shares
Net proceeds from shares sold	$829,183	$1,005,750
Distributions reinvested	65,557	153,417
Payment for shares redeemed	(426,992)	(1,590,746)+
Net increase/(decrease) in net assets from capital share transactions	$467,748	$(431,579)
+ Net of redemption fees of	$—	$109

Class I Shares
Net proceeds from shares sold	$34,643,991	$59,840,918
Distributions reinvested	1,025,783	1,289,641
Payment for shares redeemed	(6,984,112)+	(11,713,265)+
Net increase in net assets from capital share transactions	$28,685,662	$49,417,294
+ Net of redemption fees of	$9,112	$3,061
	$34,752,667	$58,384,822

Class A Shares
Shares sold	520,837	927,866
Shares issued on reinvestment of distributions	17,084	24,680
Shares redeemed	(95,437)	(144,381)
Net increase in shares outstanding	442,484	808,165

Class C Shares
Shares sold	67,067	86,742
Shares issued on reinvestment of distributions	5,298	13,365
Shares redeemed	(34,320)	(138,037)
Net increase/(decrease) in shares outstanding	38,045	(37,930)

Class I Shares
Shares sold	2,719,072	5,077,643
Shares issued on reinvestment of distributions	81,523	110,487
Shares redeemed	(552,197)	(990,507)
Net increase in shares outstanding	2,248,398	4,197,623
	2,728,927	4,967,858

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(4,349)	$17,522
Net realized gain on investments	1,405,572	1,226,183
Net change in unrealized appreciation on investments	(182,764)	1,231,122
Net increase in net assets
resulting from operations	1,218,459	2,474,827

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	—	(7,521)
Class I Shares	—	(24,081)
From net realized gain on investments
Class A Shares	(563,680)	—
Class I Shares	(946,888)	—
Total distributions to shareholders	(1,510,568)	(31,602)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	839,105	599,520
Total increase in net assets	546,996	3,042,745

NET ASSETS
Beginning of period	10,373,609	7,330,864
End of period	$10,920,605	$10,373,609
Includes undistributed net investment loss of	$(14,132)	$(9,783)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
Class A Shares
Net proceeds from shares sold	$463,363	$1,104,345
Distributions reinvested	563,679	7,521
Payment for shares redeemed	(148,963)	(505,873)+
Net increase in net assets from capital share transactions	$878,079	$605,993
+ Net of redemption fees of	$—	$168

Class I Shares
Net proceeds from shares sold	$267,784	$1,040,960
Distributions reinvested	543,249	14,438
Payment for shares redeemed	(850,007)	(1,061,871)+
Net decrease in net assets from capital share transactions	$(38,974)	$(6,473)
+ Net of redemption fees of	$—	$31
	$839,105	$599,520

Class A Shares
Shares sold	28,237	78,434
Shares issued on reinvestment of distributions	36,555	585
Shares redeemed	(9,247)	(35,324)
Net increase in shares outstanding	55,545	43,695

Class I Shares
Shares sold	16,208	73,739
Shares issued on reinvestment of distributions	34,913	1,117
Shares redeemed	(52,885)	(75,987)
Net decrease in shares outstanding	(1,764)	(1,131)
	53,781	42,564

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$15.98		$12.78	$12.08	$10.00

Income from investment operations:
Net investment income†	0.05		0.20	0.12	0.07
Net realized and unrealized
gain on investments	1.50		3.17	0.67	1.99
Total from investment operations	1.55		3.37	0.79	2.06

Less distributions:
From net investment income	(0.13)		(0.17)	(0.03)	(0.02)
From net realized gain
on investments	(1.25)		—	(0.06)	(0.02)
Total distributions	(1.38)		(0.17)	(0.09)	(0.04)

Redemption fees retained	—		0.00 †^	0.00 †^	0.06	†

Net asset value, end of period	$16.15		$15.98	$12.78	$12.08

Total return	9.65	%++	26.74%	6.59%	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,182		$4,204	$3,803	$1,271

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	1.02	%+	1.07%	1.68%	2.74	%+
After expense
reimbursement/recoupment	1.24	%+	1.24%	1.24%	1.24	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	0.86	%+	1.62%	0.52%	(0.87	)%+
After expense
reimbursement/recoupment	0.64	%+	1.45%	0.96%	0.63	%+

Portfolio turnover rate	35.65	%++	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$15.67		$12.55	$11.92	$10.00

Income from investment operations:
Net investment income/(loss)†	(0.01)		0.10	0.03	(0.01)
Net realized and unrealized
gain on investments	1.47		3.11	0.66	1.97
Total from investment operations	1.46		3.21	0.69	1.96

Less distributions:
From net investment income	(0.04)		(0.09)	(0.00)^	(0.02)
From net realized gain
on investments	(1.25)		—	(0.06)	(0.02)
Total distributions	(1.29)		(0.09)	(0.06)	(0.04)

Redemption fees retained	0.00	†^	0.00 †^	0.00 †^	—

Net asset value, end of period	$15.84		$15.67	$12.55	$11.92

Total return	9.23	%++	25.77%	5.86%	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,922		$7,485	$6,673	$3,395

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	1.77	%+	1.82%	2.47%	3.35	%+
After expense
reimbursement/recoupment	1.99	%+	1.99%	1.99%	1.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	0.13	%+	0.89%	(0.26)%	(1.46	)%+
After expense
reimbursement/recoupment	(0.09	)%+	0.72%	0.22%	(0.10	)%+

Portfolio turnover rate	35.65	%++	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$15.95		$12.77	$12.04	$10.00

Income from investment operations:
Net investment income†	0.08		0.23	0.15	0.10
Net realized and unrealized
gain on investments	1.49		3.16	0.67	1.99
Total from investment operations	1.57		3.39	0.82	2.09

Less distributions:
From net investment income	(0.17)		(0.21)	(0.03)	(0.03)
From net realized gain
on investments	(1.25)		—	(0.06)	(0.02)
Total distributions	(1.42)		(0.21)	(0.09)	(0.05)

Redemption fees retained	0.00	†^	0.00 †^	0.00 †^	—

Net asset value, end of period	$16.10		$15.95	$12.77	$12.04

Total return	9.77	%++	26.93%	6.91%	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$121,054		$114,220	$52,574	$27,250

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	0.77	%+	0.82%	1.47%	2.82	%+
After expense
reimbursement/recoupment	0.99	%+	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	1.13	%+	1.79%	0.74%	(0.94	)%+
After expense
reimbursement/recoupment	0.91	%+	1.62%	1.22%	0.89	%+

Portfolio turnover rate	35.65	%++	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.92		$10.68	$11.48	$10.00

Income from investment operations:
Net investment income†	0.16		0.39	0.43	0.45
Net realized and unrealized
gain/(loss) on investments	0.49		1.21	(0.76)	1.32
Total from investment operations	0.65		1.60	(0.33)	1.77

Less distributions:
From net investment income	(0.16)		(0.36)	(0.40)	(0.29)
From net realized gain
on investments	(0.00	)^	—	(0.08)	(0.00	)^
Total distributions	(0.16)		(0.36)	(0.48)	(0.29)

Redemption fees retained	0.00	†^	0.00 †^	0.01 †	0.00	†^

Net asset value, end of period	$12.41		$11.92	$10.68	$11.48

Total return	5.46	%++	15.11%	-2.66%	17.76	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$21,163		$15,059	$4,860	$1,900

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	1.14	%+	1.34%	2.40%	3.67	%+
After expense
reimbursement/recoupment	1.24	%+	1.24%	1.24%	1.24	%+

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	2.63	%+	3.27%	2.84%	1.54	%+
After expense
reimbursement/recoupment	2.53	%+	3.37%	4.00%	3.97	%+

Portfolio turnover rate	14.32	%++	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.85		$10.64	$11.44	$10.00

Income from investment operations:
Net investment income†	0.11		0.29	0.35	0.37
Net realized and unrealized
gain/(loss) on investments	0.49		1.21	(0.76)	1.33
Total from investment operations	0.60		1.50	(0.41)	1.70

Less distributions:
From net investment income	(0.12)		(0.29)	(0.32)	(0.26)
From net realized gain
on investments	(0.00	)^	—	(0.08)	(0.00	)^
Total distributions	(0.12)		(0.29)	(0.40)	(0.26)

Redemption fees retained	—		0.00 †^	0.01 †	—

Net asset value, end of period	$12.33		$11.85	$10.64	$11.44

Total return	5.08	%++	14.23%	-3.37%	17.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,862		$6,145	$5,921	$3,661

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	1.89	%+	2.15%	3.18%	4.30	%+
After expense
reimbursement/recoupment	1.99	%+	1.99%	1.99%	1.99	%+

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	1.91	%+	2.34%	2.05%	0.97	%+
After expense
reimbursement/recoupment	1.81	%+	2.50%	3.24%	3.28	%+

Portfolio turnover rate	14.32	%++	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.96		$10.70	$11.51	$10.00

Income from investment operations:
Net investment income†	0.17		0.43	0.47	0.45
Net realized and unrealized
gain/(loss) on investments	0.49		1.21	(0.78)	1.36
Total from investment operations	0.66		1.64	(0.31)	1.81

Less distributions:
From net investment income	(0.17)		(0.38)	(0.42)	(0.30)
From net realized gain
on investments	(0.00	)^	—	(0.08)	(0.00	)^
Total distributions	(0.17)		(0.38)	(0.50)	(0.30)

Redemption fees retained	0.00	†^	0.00 †^	0.00 †^	0.00	†^

Net asset value, end of period	$12.45		$11.96	$10.70	$11.51

Total return	5.57	%++	15.52%	-2.53%	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$103,097		$72,140	$19,644	$8,703

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	0.89	%+	1.08%	2.14%	4.56	%+
After expense
reimbursement/recoupment	0.99	%+	0.99%	0.99%	0.99	%+

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	2.83	%+	3.58%	3.25%	0.51	%+
After expense
reimbursement/recoupment	2.73	%+	3.67%	4.40%	4.08	%+

Portfolio turnover rate	14.32	%++	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$16.07		$12.17	$12.91	$10.00

Income from investment operations:
Net investment income/(loss)†	(0.02)		0.00 ^	(0.02)	(0.13)
Net realized and unrealized
gain/(loss) on investments	1.95		3.94	(0.72)	3.17
Total from investment operations	1.93		3.94	(0.74)	3.04

Less distributions:
From net investment income	—		(0.04)	—	—
From net realized gain
on investments	(2.40)		—	—	(0.13)
Total distributions	(2.40)		(0.04)	—	(0.13)

Redemption fees retained	—		0.00 †^	0.00 †^	0.00	†^

Net asset value, end of period	$15.60		$16.07	$12.17	$12.91

Total return	12.15	%++	32.48%	-5.73%	30.42	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,222		$3,459	$2,088	$1,676

Ratio of expenses to
average net assets:
Before expense reimbursement	2.81	%+	3.13%	4.21%	5.78	%+
After expense reimbursement	1.44	%+	1.44%	1.44%	1.44	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.60	)%+	(1.67)%	(2.95)%	(5.36	)%+
After expense reimbursement	(0.23	)%+	0.02%	(0.18)%	(1.02	)%+

Portfolio turnover rate	49.07	%++	93.42%	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended				August 16, 2010*
	January 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$16.18		$12.24	$12.94	$10.00

Income from investment operations:
Net investment income/(loss)†	0.00	^	0.04	0.01	(0.08)
Net realized and unrealized
gain/(loss) on investments	1.96		3.95	(0.71)	3.15
Total from investment operations	1.96		3.99	(0.70)	3.07

Less distributions:
From net investment income	—		(0.05)	—	—
From net realized gain
on investments	(2.40)		—	—	(0.13)
Total distributions	(2.40)		(0.05)	—	(0.13)

Redemption fees retained	—		0.00 †^	0.00 †^	—

Net asset value, end of period	$15.74		$16.18	$12.24	$12.94

Total return	12.26	%++	32.75%	-5.41%	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,699		$6,915	$5,243	$5,278

Ratio of expenses to
average net assets:
Before expense reimbursement	2.56	%+	2.90%	3.98%	6.28	%+
After expense reimbursement	1.19	%+	1.19%	1.19%	1.19	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.36	)%+	(1.42)%	(2.72)%	(5.77	)%+
After expense reimbursement	0.01	%+	0.29%	0.07%	(0.68	)%+

Portfolio turnover rate	49.07	%++	93.42%	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds, which are all diversified funds, began operations on August 16, 2010.  The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares.  The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2012-2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and the Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2014 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.
During the six months ended January 31, 2014, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$ —	$500	$ 820
Enhanced Dividend Fund	374	—	9,112
Small/Mid Cap Growth Fund	—	N/A	—

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of January 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value.  Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2014 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2014:

O’Shaughnessy All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$28,556,048	$—	$—	$28,556,048
Consumer Staples	9,056,234	—	—	9,056,234
Energy	8,688,929	—	—	8,688,929
Financials	16,483,977	—	—	16,483,977
Health Care	16,766,815	—	—	16,766,815
Industrials	22,509,491	—	—	22,509,491
Information Technology	17,964,247	—	—	17,964,247
Materials	4,351,229	—	—	4,351,229
Telecommunication Services	7,997,089	—	—	7,997,089
Utilities	899,362	—	—	899,362
Total Common Stocks	133,273,421	—	—	133,273,421
Total Investments in Securities	$133,273,421	$—	$—	$133,273,421

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2014 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

O’Shaughnessy Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,283,223	$—	$—	$3,283,223
Consumer Staples	6,099,461	—	—	6,099,461
Energy	34,917,834	—	—	34,917,834
Financials	10,188,182	—	—	10,188,182
Health Care	8,472,189	—	—	8,472,189
Industrials	10,828,637	—	—	10,828,637
Information Technology	6,733,849	—	—	6,733,849
Materials	5,140,080	—	—	5,140,080
Telecommunication Services	37,429,259	—	—	37,429,259
Total Common Stocks	123,092,714	—	—	123,092,714
Preferred Stocks
Telecommunication Services	4,850,529	—	—	4,850,529
Total Preferred Stocks	4,850,529	—	—	4,850,529
Total Investments in Securities	$127,943,243	$—	$—	$127,943,243

O’Shaughnessy Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,004,734	$—	$—	$3,004,734
Consumer Staples	450,552	—	—	450,552
Energy	256,728	—	—	256,728
Financials	177,597	—	—	177,597
Health Care	1,208,684	—	—	1,208,684
Industrials	3,219,064	—	—	3,219,064
Information Technology	1,800,037	—	—	1,800,037
Materials	514,956	—	—	514,956
Telecommunication Services	184,906	—	—	184,906
Total Common Stocks	10,817,258	—	—	10,817,258
Total Investments in Securities	$10,817,258	$—	$—	$10,817,258

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification.  Transfers between levels are recognized at January 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended January 31, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2014, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the six months ended January 31, 2014, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $370,466, $369,932, and $32,375 in advisory fees, respectively.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2014 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%
	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended January 31, 2014, the Advisor recouped $149,903 and $54,363 in previously waived expenses for the All Cap Core Fund and the Enhanced Dividend Fund, respectively.  For the six months ended January 31, 2014, the Advisor reduced its fees in the amount of $73,664 for the Small/Mid Cap Growth Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	2016	2017	Total
All Cap Core Fund	$—	$149,638	$—	$—	$149,638
Enhanced Dividend Fund	175,232	240,553	58,134	—	473,919
Small/Mid Cap Growth Fund	215,195	188,615	146,974	73,664	624,448

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  Certain officers of the Funds are also employees of the Administrator.

For the six months ended January 31, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$24,702	$24,702	$20,878
Fund Accounting	25,737	23,829	22,817
Transfer Agency (excludes out-of-pocket expenses)	24,532	23,516	12,747
Custody	7,493	6,815	7,464
Chief Compliance Officer	4,033	4,033	4,033

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2014 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

At January 31, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$16,525	$16,525	$13,980
Fund Accounting	17,305	16,025	15,329
Transfer Agency (excludes out-of-pocket expenses)	15,951	14,940	8,502
Chief Compliance Officer	2,700	2,700	2,700
Custody	5,866	5,183	5,507

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended January 31, 2014, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$ 5,888	$42,518
Enhanced Dividend Fund	22,939	34,418
Small/Mid Cap Growth Fund	4,945	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended January 31, 2014, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth did not accrue shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$46,803,539	$48,846,199
Enhanced Dividend Fund	48,687,756	15,832,233
Small/Mid Cap Growth Fund	5,198,897	5,936,683

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2014 (Unaudited)

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2014, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2014 and the year ended July 31, 2013 was as follows:

	All Cap		Enhanced		Small/Mid Cap
	Core Fund		Dividend Fund		Growth Fund
	January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
	2014	2013	2014	2013	2014	2013
Ordinary Income	$1,401,109	$1,378,413	$1,451,749	$1,987,156	$—	$31,602
Long-term Capital Gains	9,841,995	—	43,934	—	1,510,568	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of January 31, 2014, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments (a)	$101,475,647	$88,696,697	$8,559,773
Gross tax unrealized appreciation	23,488,198	7,239,528	1,876,200
Gross tax unrealized depreciation	(1,299,871)	(3,879,990)	(100,584)
Net tax unrealized appreciation (a)	22,188,327	3,359,538	1,775,616
Undistributed ordinary income	662,872	—	—
Undistributed long-term capital gain	4,436,307	—	1,041,269
Total distributable earnings	5,099,179	—	1,041,269
Other accumulated gains/(losses)	—	(386,589)	(9,516)
Total accumulated earnings/(losses)	$27,287,506	$2,972,949	$2,807,369

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2013, the Enhanced Dividend Fund had short-term capital loss carryforwards of $386,589, which may be carried forward indefinitely to offset future gains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

The All Cap Core Fund and the Small/Mid Cap Growth Fund utilized $1,080,729 and $179,627, respectively, of capital loss carryforwards in the year ended July 31, 2013.

At July 31, 2013, the Small/Mid Cap Growth Fund deferred, on a tax basis, post-October losses of $9,516.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) for the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Global Equity Fund, O’Shaughnessy International Equity Fund and O’Shaughnessy Tactical Asset Allocation Fund (collectively, the “Funds”), for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  The Board took into account that the O’Shaughnessy Global Equity Fund, O’Shaughnessy International Equity Fund and O’Shaughnessy Tactical Asset Allocation Fund had not yet commenced operations.

O’Shaughnessy All Cap Core Fund:  The Board noted that the O’Shaughnessy All Cap Core Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the three-year period and below its peer group median and average for the one-year period.

The Board noted that the Fund’s performance with regard to its Morningstar comparative universe was above its peer group median and average for the one-year and three-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy All Cap Core Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the O’Shaughnessy Enhanced Dividend Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the three-year period and well below its peer group median and average for the one-year period.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the three-year period and well below its peer group median and average for the one-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Enhanced Dividend Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the one-year period and above the peer group average and essentially equal to the peer group median for the three-year period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period and essentially equal to its peer group median and average for the three-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Small/Mid Cap Growth Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Funds.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Advisor to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

O’Shaughnessy All Cap Core Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A and Class C shares, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average, and the total expense ratios for the Class A and Class C shares were above the average, of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below its peer group median and average when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class C shares, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board further noted that the Fund’s total expense ratios were below its peer group median and average for Class A and Class I shares, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average and below its peer group median and average when adjusted to include only funds with similar

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A shares, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average of this segment of its peer group and the total expense ratio for the Class A shares was equal to the peer group average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average and below its peer group median and average when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Global Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A and Class I shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group average but below its peer group median.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy International Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, and below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Tactical Asset Allocation Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares, 2.19% for the Class C shares and 1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A and Class C shares, but below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  In this regard, the Board noted that the Advisor has agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received in exchange for Fund brokerage.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2014 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/7/14

By (Signature and Title)*    /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  4/7/14

* Print the name and title of each signing officer under his or her signature